Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Accrued Liabilities, Current [Abstract]
Professional Fees	$ 66,982	$ 43,552	$ 608,846
Accrued compensation	3,840,473	3,322,454	1,364,142
Other	494,999	210,762	65,303
Total accrued expenses	$ 4,402,454	$ 3,576,768	$ 2,038,291